Other Liabilities - Schedule of Other Payables and Other Current Liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Payables and Other Current Liabilities [Abstract]
Corporate income taxes payable		$ 336,674	$ 362,734
Other taxes payable		837,047	805,702
Payroll payable		796,905	601,032
Loans from third parties	[1]	190,093
Accrued expenses		105,088
Others		4,191	60,174
Total other liabilities		$ 2,269,998	$ 1,829,642

[1]	On May 27, 2025, the Company borrowed a loan from a third party amounted to $100,000 with a maturity date as at November 26, 2025. The interest rate of the loan was 1% per month.